Document and Entity Information	Oct. 01, 2026
Cover [Abstract]
Entity Registrant Name	AMERICAN VANGUARD CORP
Amendment Flag	false
Entity Central Index Key	0000005981
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-13795
Entity Tax Identification Number	95-2588080
Entity Address, Address Line One	15440 Laguna Canyon Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	260-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	AVD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false